SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. SHAREHOLDERS’ EQUITY

Ordinary shares

We were incorporated as a BVI business company under the laws of the BVI on April 24, 2019. At incorporation, we were authorized to issue a maximum of 50,000 shares consisting of 50,000 ordinary shares with no par value per share. By the adoption of an amended memorandum of association dated April 11, 2023, the Company’s authorized share capital was increased to 2,000,000,000 ordinary shares, following a further amendment of the memorandum of association dated June 19, 2023 the total authorized share capital of the Company was reduced to 100,000,000. As of September 30, 2024, we are authorized to issue a maximum of 12,500,000 (note) shares consisting of either ordinary shares or preferred shares with no par value per share.

As of September 30, 2024, there are 2,500,000 (note) ordinary shares issued and outstanding.

On April 18, 2025, the Company’s board of directors adopted the New Century Logistics (BVI) Limited 2025 Equity Incentive Plan (the “2025 Plan”), pursuant to which an aggregate of 512,500 (note) ordinary shares of the Company, no par value, were reserved for issuance. In connection with the adoption of the 2025 Plan, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register the 4,100,000 ordinary shares issuable under the 2025 Plan.

As of September 30, 2025, there are 3,200,000 (note) ordinary shares issued and outstanding.

Note: Retroactively restated for effect of 1-for-8 reverse stock splits on November 14, 2025.

Forward shares split

By a conditional resolution of the directors dated March 24, 2023, which became effective on April 11, 2023, the Company conducted a 2,000 for 1 forward-split of its, as of the date therein, issued and outstanding shares resulting in 20,000,000 ordinary shares to be issued and outstanding as of September 30, 2024. As the Ordinary Shares are of no par value, the post-split shares are of the same denomination and the split has not altered the capitalization of the Company. The share capital of the Company has been presented on a retroactive basis to reflect the shares split.

Initial public offering

On December 18, 2024, the Company was listed on Nasdaq Capital Market following the completion of this share offering. The Company began trading under the ticker symbol “NCEW” on this date. On December 19, 2024, the Company closed its initial public offering to 1,500,000 Class A Ordinary Shares. The Offering was conducted on a firm commitment basis, with no over-allotment exercised by the Underwriters as of December 19, 2024. After deducting certain underwriting expenses, the Company received net proceeds of $4,983,761.

Reverse share split

On October 3, 2025, the Board of Directors of the Company approved the 1-for-8 (1:8) reverse stock split (“the reverse stock split”), the reverse stock split was further effective on November 14, 2025.

Additional paid-in capital

As of September 30, 2024 and 2025, the additional paid-in capital of the Company was US$153,547 and US$7,078,876, respectively.